Net borrowings - Maturity of gross borrowings before derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 14,727	£ 16,785
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	1,862	1,995
Between one and three years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,623	3,013
Between three and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,788	3,134
Beyond five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 7,454	£ 8,643